Convertible Note Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of the Company's Convertible Note Receivable

A continuity schedule of the Kutcho Convertible Note receivable from January 1, 2016 to December 31, 2017 is presented below:

Convertible Note Receivable
At December 31, 2016	$-
Amount advanced	15,562
Fair value adjustment	215

At December 31, 2017	$15,777